Supplement to the
Fidelity® Nasdaq Composite Index® Fund
September 5, 2003
Prospectus

The following information updates the similar information on the cover of the prospectus:

Fidelity® Nasdaq Composite Index® Fund

(fund number 1282, trading symbol FNCMX)

EIF-03-01 October 3, 2003
1.791563.100